CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF DETAILED INFORMATION ABOUT LIQUIDITY

The following table presents the Company’s liquidity (in thousands):

	For the Year Ended
	December 31, 2022	December 31, 2021
Cash	10,846	25,818
Other Receivables	74	23
Short Term Investments	7,892	8,811
Total	18,812	34,652